Finance Receivables - Summary of Contractual Maturities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Retail [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 20,201,004	¥ 17,647,440
Retail [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	5,822,035	5,276,853
Retail [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	4,599,678	3,988,650
Retail [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,930,516	3,338,910
Retail [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,013,894	2,546,568
Retail [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,737,460	1,487,397
Retail [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,097,422	1,009,062
Finance leases [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,947,649	1,771,102
Finance leases [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	736,347	639,493
Finance leases [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	534,414	482,368
Finance leases [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	402,625	367,680
Finance leases [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	196,046	198,789
Finance leases [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	64,676	68,092
Finance leases [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	13,540	14,680
Wholesale and other dealer loans [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,461,421	2,904,216
Wholesale and other dealer loans [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	2,101,711	1,640,995
Wholesale and other dealer loans [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	402,642	319,847
Wholesale and other dealer loans [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	266,593	240,727
Wholesale and other dealer loans [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	142,888	161,717
Wholesale and other dealer loans [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	145,964	133,286
Wholesale and other dealer loans [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 401,622	¥ 407,643